Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 420,830	$ 402,900
Accumulated depreciation	(219,357)	(202,556)
Property, plant and equipment, less capital work-in-progress	201,473	200,344
Construction work in progress	1,822	888
Property, plant and equipment, net	203,295	201,232
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	157,692	147,531
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	178,025	172,868
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	51,311	49,233
Office equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	14,723	13,966
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 19,079	$ 19,302